                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Javelin Opportunities LP
Address: 7674 W. Lake Mead Blvd
         Suite 230
         Las Vegas, NV 89128

Form 13F File Number: 28-10651

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas C. Barrow
Title: Managing Member of the GP
Phone: (702) 944-1067

Signature, Place, and Date of Signing:


   /s/ Thomas C. Barrow           Las Vegas, NV              4/13/2005
-------------------------   -------------------------   ---------------------
       [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         62
Form 13F Information Table Value Total:   $109,328
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number       Name
---   ------------------------   -----------------------------------------
1     28-                        Javelin Opportunities Fund Offshore, Ltd.
          --------------------
2     28-                        Javelin Partners LP
          --------------------

                           FORM 13F INFORMATION TABLE

                                                                                                              COLUMN 8
       COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  ----------------------
---------------------  --------------  ---------  --------  -------------------  ----------  --------     VOTING AUTHORITY
                                                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ----------------------
    NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
---------------------  --------------  ---------  --------  --------  ---  ----  ----------  --------  --------  ------  ----
Alloy Inc              OTC IS          019855105    1413      240300   SH        SOLE                    240300
-----------------------------------------------------------------------------------------------------------------------------
Ambassadors            OTC IS          023178106    2256      160800   SH        SOLE                    160800
International
-----------------------------------------------------------------------------------------------------------------------------
American Italian       OPTION          0270705RE      12       13600       PUT   SOLE                     13600
-----------------------------------------------------------------------------------------------------------------------------
Autozone Inc           OPTION          0533325UT     261       17500       PUT   SOLE                     17500
-----------------------------------------------------------------------------------------------------------------------------
**Banco                COM             P16994132    1596       78100   SH        SOLE                     78100
Latinoamericano
-----------------------------------------------------------------------------------------------------------------------------
Beauty China           FOREIGN         6713733      2571     4587000   SH        SOLE                   4587000
Holdings Ltc
-----------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway     COM             084670108    1827          21   SH        SOLE                        21
Inc-DE
-----------------------------------------------------------------------------------------------------------------------------
Calgon Carbon Corp     COM             129603106    2402      281300   SH        SOLE                    281300
-----------------------------------------------------------------------------------------------------------------------------
Calpine Corp           OPTION          1313476AA     162      589200       CALL  SOLE                    589200
-----------------------------------------------------------------------------------------------------------------------------
Cathay Bancorp Inc     OTC IS          149150104    3623      115000   SH        SOLE                    115000
-----------------------------------------------------------------------------------------------------------------------------
Cherokee Inc New       OTC IS          16444H102    6873      205300   SH        SOLE                    205300
-----------------------------------------------------------------------------------------------------------------------------
China Fire Safety      FOREIGN         6548076      3161    37930000   SH        SOLE                  37930000
Enterprises
-----------------------------------------------------------------------------------------------------------------------------
China Pete & Chem      COM             16941R108    2642       64800   SH        SOLE                     64800
Corp ADR
-----------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                              COLUMN 8
       COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  ----------------------
---------------------  --------------  ---------  --------  -------------------  ----------  --------     VOTING AUTHORITY
                                                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ----------------------
    NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
---------------------  --------------  ---------  --------  --------  ---  ----  ----------  --------  --------  ------  ----
Computer Associates    OPTION          2049126MD      85      241600       PUT   SOLE                    241600
-----------------------------------------------------------------------------------------------------------------------------
***Consolidated        OTC IS          G23773107    6916      207700   SH        SOLE                    207700
Water Co Inc
-----------------------------------------------------------------------------------------------------------------------------
Cott Corp              OPTION          22163N5PE      65       67000       PUT   SOLE                     67000
-----------------------------------------------------------------------------------------------------------------------------
CVS Corp               OPTION          1266506MJ      98       38300       PUT   SOLE                     38300
-----------------------------------------------------------------------------------------------------------------------------
Design Within Reach    OTC IS          250557105    1023       65000   SH        SOLE                     65000
Inc
-----------------------------------------------------------------------------------------------------------------------------
Draxis Health Inc      OTC IS          26150J101    4392      848800   SH        SOLE                    848800
-----------------------------------------------------------------------------------------------------------------------------
***DryShips Inc        COM             Y2109Q101    1337       68600   SH        SOLE                     68600
-----------------------------------------------------------------------------------------------------------------------------
Equator Exploration    OTC IS          G3084F128     875      590200   SH        SOLE                    590200
Inc
-----------------------------------------------------------------------------------------------------------------------------
FHB Landcredit and     FOREIGN         X2408U101    1079       16100   SH        SOLE                     16100
Mortgage
-----------------------------------------------------------------------------------------------------------------------------
Ford Motor Co          OPTION          3453706MD    1205      137700       PUT   SOLE                    137700
-----------------------------------------------------------------------------------------------------------------------------
Fu Ji Food and         OTC IS          G3685B104     727      932000   SH        SOLE                    932000
Catering
-----------------------------------------------------------------------------------------------------------------------------
GrafTech               COM             384313102     296       52000   SH        SOLE                     52000
International Ltd
-----------------------------------------------------------------------------------------------------------------------------
Greenbrier Companies   COM             393657101    1428       40700   SH        SOLE                     40700
Inc
-----------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                              COLUMN 8
       COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  ----------------------
---------------------  --------------  ---------  --------  -------------------  ----------  --------     VOTING AUTHORITY
                                                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ----------------------
    NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
---------------------  --------------  ---------  --------  --------  ---  ----  ----------  --------  --------  ------  ----
Ichiyoshi              FOREIGN         J2325R104    1145      108800   SH        SOLE                    108800
Securities Co Ltd
-----------------------------------------------------------------------------------------------------------------------------
iShares Russell        OPTION          4642875MF    1127      222400       PUT   SOLE                    222400
-----------------------------------------------------------------------------------------------------------------------------
iShares Tr             COM             464287432    4699       52600   SH        SOLE                     52600
-----------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores Inc  COM             543162101    9106      266100   SH        SOLE                    266100
-----------------------------------------------------------------------------------------------------------------------------
MacQuarie Airports     OTC IS          6543628       908      359300   SH        SOLE                    359300
-----------------------------------------------------------------------------------------------------------------------------
Medtech Group Co Ltd   FOREIGN         B00NMS0      1897    52844400   SH        SOLE                  52844400
-----------------------------------------------------------------------------------------------------------------------------
Monex Beans Holdings   FOREIGN         B01S2L7       934         700   SH        SOLE                       700
Inc
-----------------------------------------------------------------------------------------------------------------------------
Navteq Corp            COM             63936L100    1296       29900   SH        SOLE                     29900
-----------------------------------------------------------------------------------------------------------------------------
Newtek Business        COM             652526104     884      237000   SH        SOLE                    237000
Services Inc
-----------------------------------------------------------------------------------------------------------------------------
Nipponkoa Insurance    OTC IS          J5428G115    3231      471100   SH        SOLE                    471100
Co Ltd
-----------------------------------------------------------------------------------------------------------------------------
NovaStar Financial     OPTION          6699475RF      93       53700       PUT   SOLE                     53700
Inc
-----------------------------------------------------------------------------------------------------------------------------
NutriSystem Inc        OTC IS          67069D108     988      156900   SH        SOLE                    156900
-----------------------------------------------------------------------------------------------------------------------------
OrthoLogic Corp        OTC IS          68750J107     836      165200   SH        SOLE                    165200
-----------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                              COLUMN 8
       COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  ----------------------
---------------------  --------------  ---------  --------  -------------------  ----------  --------     VOTING AUTHORITY
                                                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ----------------------
    NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
---------------------  --------------  ---------  --------  --------  ---  ----  ----------  --------  --------  ------  ----
Peets Coffee and Tea   OTC IS          705560100    2196       89100   SH        SOLE                     89100
Inc
-----------------------------------------------------------------------------------------------------------------------------
Petrochina Co Ltd ADS  OTC IS          71646E100    3414       54000   SH        SOLE                     54000
-----------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet      OPTION          75689M5RJ      70       29700       PUT   SOLE                     29700
-----------------------------------------------------------------------------------------------------------------------------
Ritchie Bros           COM             767744105    3141       99400   SH        SOLE                     99400
Auctioneers
-----------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday Inc       OPTION          7811825SF     376       65400       PUT   SOLE                     65400
-----------------------------------------------------------------------------------------------------------------------------
Sa Sa International    FOREIGN         6003401      1152     2395100   SH        SOLE                   2395100
Ord HK
-----------------------------------------------------------------------------------------------------------------------------
Shopko Stores Inc      OPTION          8249115RD      43       66100       PUT   SOLE                     66100
-----------------------------------------------------------------------------------------------------------------------------
Signature Bank         OTC IS          82669G104     997       37600   SH        SOLE                     37600
-----------------------------------------------------------------------------------------------------------------------------
Smedvig  Nok1.5 Ser A  FOREIGN         R80454102    1687       89900   SH        SOLE                     89900
-----------------------------------------------------------------------------------------------------------------------------
South Umpqua State     OTC IS          904214103     946       40500   SH        SOLE                     40500
Bank
-----------------------------------------------------------------------------------------------------------------------------
Station Casinos Inc    COM             857689103    1040       15400   SH        SOLE                     15400
-----------------------------------------------------------------------------------------------------------------------------
Symyx Technologies     OTC IS          87155S108    1466       66500   SH        SOLE                     66500
Inc
-----------------------------------------------------------------------------------------------------------------------------
Symyx Technologies     OPTION          87155S5DF       2       39600       CALL  SOLE                     39600
Inc
-----------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                              COLUMN 8
       COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7  ----------------------
---------------------  --------------  ---------  --------  -------------------  ----------  --------     VOTING AUTHORITY
                                                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER   ----------------------
    NAME OF ISSUER     TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
---------------------  --------------  ---------  --------  --------  ---  ----  ----------  --------  --------  ------  ----
Sysmex Corp            FOREIGN         6883807       912       16000   SH        SOLE                     16000
-----------------------------------------------------------------------------------------------------------------------------
Tejon Ranch Co         COM             879080109    3403       76300   SH        SOLE                     76300
-----------------------------------------------------------------------------------------------------------------------------
True Religion          OTC IS          89784N104    1112       90000   SH        SOLE                     90000
Apparel Inc
-----------------------------------------------------------------------------------------------------------------------------
Vanguard Response      OTC IS          2184054      1311      344800   SH        SOLE                    344800
Systems
-----------------------------------------------------------------------------------------------------------------------------
Webzen Inc             OTC IS          94846M102     971      171600   SH        SOLE                    171600
-----------------------------------------------------------------------------------------------------------------------------
WPT Enterprises        OTC IS          98211W108    5575      298150   SH        SOLE                    298150
-----------------------------------------------------------------------------------------------------------------------------
Wynn Resorts Ltd       OTC IS          983134107    2174       32100   SH        SOLE                     32100
-----------------------------------------------------------------------------------------------------------------------------
Wynn Resorts Ltd       OPTION          9831345RM     125       32100       PUT   SOLE                     32100
-----------------------------------------------------------------------------------------------------------------------------
***Yukos Corp          FOREIGN         98849W108     904      401000   SH        SOLE                    401000
-----------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation   OTC IS          989701107     842       12200   SH        SOLE                     12200
-----------------------------------------------------------------------------------------------------------------------------